Additional disclosure items G.3.1. Litigation and legal risks (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Legal proceedings provision	$ 36	$ 45
Joint ventures
Disclosure of contingent liabilities [line items]
Legal proceedings provision	1	3
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	246	288
Legal proceedings contingent liability | Joint ventures
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 13	$ 14